Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
November 30, 2025
ELE-NPRT3-0126
1.810682.121
Common Stocks - 93.6%
	Shares	Value ($)
ISRAEL - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Nova Ltd (b)(c)	1,928,080	603,180,547
JAPAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Allegro MicroSystems Inc (b)(c)(d)	14,179,921	378,462,091
Kioxia Holdings Corp (b)(d)	2,117,800	127,524,899

TOTAL JAPAN		505,986,990
NETHERLANDS - 5.5%
Information Technology - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding NV depository receipt	154,993	164,292,580
NXP Semiconductors NV	7,112,106	1,386,433,944

TOTAL NETHERLANDS		1,550,726,524
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	1,220,400	108,566,784
UNITED STATES - 83.8%
Information Technology - 83.8%
Electronic Equipment, Instruments & Components - 1.1%
Aeva Technologies Inc (b)(d)	219,560	2,448,094
Coherent Corp (b)	1,893,562	311,036,494
		313,484,588
Semiconductors & Semiconductor Equipment - 80.4%
Advanced Micro Devices Inc (b)	2,589,500	563,293,935
Alpha & Omega Semiconductor Ltd (b)	513,296	10,409,643
Analog Devices Inc	1,138,375	302,056,423
Astera Labs Inc (b)	5,994,845	944,607,727
Broadcom Inc	9,823,542	3,958,494,484
Entegris Inc	1,605,218	123,826,517
GlobalFoundries Inc (b)(d)	26,839,833	961,939,615
Impinj Inc (b)(d)	1,122,366	192,901,044
Intel Corp (b)	2,824,600	114,565,776
Lam Research Corp	8,897,057	1,387,940,892
MACOM Technology Solutions Holdings Inc (b)	3,145,164	550,372,248
Marvell Technology Inc	30,683,635	2,743,116,969
Micron Technology Inc	5,850,186	1,383,451,985
Monolithic Power Systems Inc	1,502,780	1,394,835,313
NVIDIA Corp	37,452,680	6,629,124,360
ON Semiconductor Corp (b)(c)	25,721,808	1,292,263,634
Synaptics Inc (b)	1,366,828	93,641,386
Wolfspeed Inc	3,494	70,858
Wolfspeed Inc (e)	418,400	4
		22,646,912,813
Software - 0.0%
Celestial AI Inc (e)(f)	26,549	489,298
Technology Hardware, Storage & Peripherals - 2.3%
Western Digital Corp	3,975,855	649,376,397
TOTAL UNITED STATES		23,610,263,096
TOTAL COMMON STOCKS (Cost $12,904,852,050)		26,378,723,941

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (e)(f)	144,600	7,992,042
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (e)(f)	1,368,700	10,812,730
Element Labs Inc Series B (e)(f)	585,300	5,138,934

TOTAL ISRAEL		15,951,664
UNITED STATES - 0.5%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(e)(f)	85,500	1,098,675
Tenstorrent Holdings Inc Series C1 (b)(e)(f)	17,041	1,248,424
Tenstorrent Holdings Inc Series D1 (b)(e)(f)	149,736	11,486,249
Tenstorrent Holdings Inc Series D2 (b)(e)(f)	8,522	635,400
		14,468,748
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (e)(f)	1,632,993	12,133,138
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (e)(f)	432,100	15,654,983
Frore Systems Inc Series C (b)(e)(f)	1,078,255	17,025,646
Menlo Microsystems Inc Series C (b)(e)(f)	739,500	451,095
		33,131,724
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(e)(f)	444,283	11,258,132
Alif Semiconductor Series D (e)(f)	322,100	8,722,468
Danger Devices Inc Series B (e)(f)	7,867,300	7,159,243
Retym Inc Series C (b)(e)(f)	458,946	5,011,691
Retym Inc Series D (e)(f)	113,854	1,308,182
SiMa Technologies Inc Series B (b)(e)(f)	309,900	1,896,588
SiMa Technologies Inc Series B1 (b)(e)(f)	163,147	1,177,921
		36,534,225
Software - 0.1%
Celestial AI Inc Series A (e)(f)	169,279	3,119,812
Celestial AI Inc Series B (e)(f)	127,379	2,347,594
Celestial AI Inc Series C1 (e)(f)	510,250	9,403,908
Lyte Ai Inc Series B (b)(e)(f)	246,000	2,450,160
		17,321,474
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(e)(f)	271,273	12,795,948
Lightmatter Inc Series C2 (b)(e)(f)	42,610	2,081,072
Lightmatter Inc Series D (b)(e)(f)	166,400	10,860,928
		25,737,948
TOTAL INFORMATION TECHNOLOGY		112,725,371

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(e)(f)	189,999	5,597,370
TOTAL UNITED STATES		144,924,627
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,972,485)		168,868,333

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (e)(f)	493,855	603,666
SiMa Technologies Inc 7.5% 12/31/2027 (e)(f)	3,677,300	4,013,804

TOTAL PREFERRED SECURITIES (Cost $4,171,155)		4,617,470

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	1,325,623,520	1,325,888,645
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	202,642,113	202,662,377
TOTAL MONEY MARKET FUNDS (Cost $1,528,551,022)			1,528,551,022

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $14,589,546,712)	28,080,760,766
NET OTHER ASSETS (LIABILITIES) - 0.4%	115,966,572
NET ASSETS - 100.0%	28,196,727,338

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Affiliated company.
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,975,101 or 0.6% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,091,048

Alif Semiconductor Series C	3/8/2022	9,018,297

Alif Semiconductor Series D	4/11/2025	8,702,208

Celestial AI Inc	2/25/2025	393,342

Celestial AI Inc Series A	2/25/2025	2,507,987

Celestial AI Inc Series B	2/25/2025	1,887,208

Celestial AI Inc Series C1	2/25/2025	8,893,760

Cerebras Systems Inc Series G	9/19/2025	15,656,020

Danger Devices Inc Series B	3/5/2025	7,084,504

Diamond Foundry Inc Series C	3/15/2021	4,559,976

Element Labs Inc Series A	2/11/2025	5,048,584

Element Labs Inc Series B	6/27/2025	5,138,290

Empower Semiconductor Inc Series D	6/27/2025	13,106,075

Frore Systems Inc Series C	5/10/2024	17,327,990

Lightmatter Inc Series C1	5/19/2023	4,464,286

Lightmatter Inc Series C2	12/18/2023	1,107,936

Lightmatter Inc Series D	10/11/2024	13,350,355

Lyte Ai Inc Series B	8/13/2024	3,120,781

Menlo Microsystems Inc Series C	2/9/2022	980,207

Retym Inc Series C	5/17/2023 - 6/20/2023	3,571,426

Retym Inc Series D	1/29/2025	1,205,372

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	493,855

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	3,677,300

SiMa Technologies Inc Series B	5/10/2021	1,588,981

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,156,859

Taalas Inc Series B	2/19/2025	7,940,478

Tenstorrent Holdings Inc Series C1	4/23/2021	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	11,803,157

Tenstorrent Holdings Inc Series D2	7/17/2024	647,502

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	416,653,803	8,407,781,464	7,498,533,944	7,425,420	(12,678)	-	1,325,888,645	1,325,623,520	2.3%
Fidelity Securities Lending Cash Central Fund	240,735,953	1,929,639,334	1,967,712,994	1,176,866	84	-	202,662,377	202,642,113	0.7%
Total	657,389,756	10,337,420,798	9,466,246,938	8,602,286	(12,594)	-	1,528,551,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allegro MicroSystems Inc	198,618,117	138,729,213	-	-	-	41,114,761	378,462,091	14,179,921
Nova Ltd	414,343,951	52,175,111	6,446,877	-	(2,707,216)	145,815,578	603,180,547	1,928,080
ON Semiconductor Corp	933,621,901	466,359,333	175,735,337	-	(39,869,558)	107,887,295	1,292,263,634	25,721,808
Total	1,546,583,969	657,263,657	182,182,214	-	(42,576,774)	294,817,634	2,273,906,272

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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